CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash flows (used in) provided by operating activities
Profit before tax	£ 4,293	£ 3,157	£ 3,504
Adjustments for:
Change in operating assets	(39,576)	(31,529)	(9,160)
Change in operating liabilities	51,570	23,222	12,181
Non-cash and other items	2,351	4,108	2,323
Tax paid	(968)	(752)	(1,553)
Tax refunded	150	0	200
Net cash provided by (used in) operating activities	17,820	(1,794)	7,495
Cash flows used in investing activities
Purchase of financial assets	(13,611)	(12,382)	(7,380)
Proceeds from sale and maturity of financial assets	9,416	9,570	4,739
Purchase of property, plant and equipment	(2,575)	(2,909)	(2,162)
Purchase of other intangible assets	(827)	(693)	(559)
Proceeds from sale of property, plant and equipment	837	940	620
Net cash provided by (used in) other investing activities	0	(2)	2
Acquisition of businesses and joint ventures, net of cash acquired	(58)	88	(61)
Net cash used in investing activities	(6,818)	(5,388)	(4,801)
Cash flows used in financing activities
Dividends paid to ordinary shareholders	(1,420)	(729)	(1,271)
Distributions in respect of other equity instruments	(229)	(218)	(245)
Distributions in respect of non-controlling interests	(32)	(28)	(23)
Interest paid on subordinated liabilities	(394)	(395)	(411)
Proceeds from issue of subordinated liabilities	496	7	1,750
Proceeds from issue of other equity instruments	0	755	749
Proceeds from issue of ordinary shares	63	18	81
Share buyback	(1,176)	(975)	(735)
Repurchases and redemptions of subordinated liabilities	(1,121)	(1,024)	(904)
Repurchases and redemptions of other equity instruments	(378)	(1,118)	(641)
Net cash used in financing activities	(4,191)	(3,707)	(1,650)
Effects of exchange rate changes on cash and cash equivalents	47	318	(696)
Change in cash and cash equivalents	6,858	(10,571)	348
Cash and cash equivalents at beginning of period	60,593	71,164	70,816
Cash and cash equivalents at end of period	£ 67,451	£ 60,593	£ 71,164